Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2011, 2012 and 2013 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2011	2012	2013
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(259,585)	(456,660)	43,034

	Thousands of shares
Weighted-average shares outstanding	1,003,559	1,003,578	1,005,417
Effect of dilutive securities:
Stock acquisition rights	—	—	67
Zero coupon convertible bonds	—	—	65,308

Weighted-average shares for diluted EPS computation	1,003,559	1,003,578	1,070,792

	Yen
Basic EPS	(258.66)	(455.03)	42.80

Diluted EPS	(258.66)	(455.03)	40.19